Basic and Diluted Net (Loss) Income Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Basic and Diluted Net (Loss) Income Per Share
EPS amounts and the basic and diluted weighted-average shares outstanding used in the calculation

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Net (loss) income	$(7,663)	$15,209	$(1,913)	$28,842

Weighted-average common shares outstanding — common stock:
Basic	157,282,885	130,230,634	139,969,940	130,219,651
Dilutive impact of stock awards outstanding	—	3,233,248	—	2,260,170
Diluted	157,282,885	133,463,882	139,969,940	132,479,821

Earnings per share — common stock:
Basic net (loss) income per common share	$(0.05)	$0.12	$(0.01)	$0.22
Diluted net (loss) income per common share	$(0.05)	$0.11	$(0.01)	$0.22